Regulatory Matters (Components of Regulatory Assets and Liabilities) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 1,592		$ 1,502	$ 1,547
Reclassification adjustment regulatory assets		266	$ 74
Total regulatory liabilities		2,988		3,014	2,876
Net regulatory assets (liabilities)		(1,396)		(1,512)	(1,329)
Estimated Net Removal Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities		1,500		1,431	1,348
Excess Deferred Taxes [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities		1,326		1,375	1,442
Over-Recovered Wholesale Transmission Service Expense [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities		41		101	7
Unamortized Gain On Reacquisition Of Debt [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities		$ 25		25	26
Employee Retirement Costs Over Recovered Being Refunded [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		5 years
Total regulatory liabilities		$ 25
Employee Retirement Costs Over-recovered Since Last Rate Review Period [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		36		60
Total regulatory liabilities				60	39
Other Regulatory Liabilities [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory liabilities		35		22	14
Employee Retirement Liability [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 162		$ 157	328
Reclassification adjustment regulatory assets	$ 20
Employee Retirement Costs Being Amortized [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		5 years		5 years
Total regulatory assets		$ 102		$ 158	193
Employee Retirement Costs Incurred Since The Last Rate Review Period [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 74		$ 91	99
Self-Insurance Reserve (Primarily Storm Recovery Costs) Being Amortized [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		5 years		5 years
Total regulatory assets		$ 483		$ 181	223
Self-Insurance Reserve Incurred Since The Last Rate Review Period (Primarily Storm Related) [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		440		571	373
Debt Reacquisition Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 11		$ 15	19
Under-recovered AMS Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		5 years		5 years
Total regulatory assets		$ 89		$ 107	128
Energy Efficiency Performance Bonus [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 28		28	31
Wholesale Distribution Substation Service Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		5 years
Total regulatory assets		$ 69		97	75
Wholesale Distribution Substation Service Costs To Be Reviewed [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 28		97
Expenses Related To Covid 19 [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		5 years
Total regulatory assets		$ 32
Unrecovered Expenses Related To Covid 19 To Be Reviewed [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		2		37
Unrecovered Expenses Related To Covid19 [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets				37	35
Recoverable Deferred Income Taxes - Net [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 34		25	16
Uncollectible Payments From REPs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		5 years
Total regulatory assets		$ 7		8	9
Uncollectible Payments From Reps To Be Reviewed [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets				8
Other Regulatory Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Total regulatory assets		$ 31		$ 27	$ 18
Maximum [Member] | Over-Recovered Wholesale Transmission Service Expense [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		1 year		1 year
Maximum [Member] | Energy Efficiency Performance Bonus [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		1 year		1 year